Quarterly Report
December 31, 2019
MFS®  Virginia
Municipal Bond Fund

Portfolio of Investments
12/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.7%
Airport Revenue – 3.1%
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$510,000	$593,385
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	695,000	726,018
Chicago, IL, O'Hare International Airport Rev., Third Lien, Unrefunded Balance, “A”, 5.625%, 1/01/2035	160,000	166,701
Metropolitan Washington, DC, Airport Authority Refunding Rev., “A”, 5%, 10/01/2037	1,000,000	1,209,550
Metropolitan Washington, DC, Airport Authority Refunding Rev., “A”, 5%, 10/01/2038	1,000,000	1,206,040
Metropolitan Washington, DC, Airport Authority Rev., “B”, 5%, 10/01/2027	980,000	1,160,761
Metropolitan Washington, DC, Airport Authority Rev., “B”, 5%, 10/01/2028	1,000,000	1,180,880
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/2023	2,000,000	2,112,520
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/2024	1,000,000	1,055,030
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,160,000	1,337,909
		$10,748,794
General Obligations - General Purpose – 12.1%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$775,000	$783,967
Chesapeake, VA, “B”, 5%, 6/01/2023	1,930,000	2,034,780
Chesterfield County, VA, Public Improvement, “A”, 4%, 1/01/2036	1,570,000	1,797,603
Chicago, IL, “A”, 5.5%, 1/01/2033	875,000	992,189
Chicago, IL, “B”, 7.375%, 1/01/2033	862,000	1,032,572
Chicago, IL, “D”, 5.5%, 1/01/2040	65,000	72,891
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “E”, 5%, 9/01/2037	1,000,000	1,238,230
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2020	790,000	802,830
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	240,000	242,712
Fairfax County, VA, Public Improvement, “A”, 4%, 10/01/2034	3,000,000	3,496,680
Fairfax County, VA, Public Improvement, “A”, 5%, 10/01/2037	2,000,000	2,543,500
Loudoun County, VA, General Obligation Public Improvement, “A”, 5%, 12/01/2022	3,000,000	3,339,600
Lynchburg, VA, Public Improvement, 5%, 12/01/2023	1,000,000	1,035,340
Lynchburg, VA, Public Improvement, 5%, 6/01/2026	1,000,000	1,160,450
Manassas Park, VA, General Obligation Refunding, 5%, 1/15/2030	2,080,000	2,661,464
Newport News, VA, General Obligation Improvement, “A”, 4%, 2/01/2038	1,425,000	1,639,705
Norfolk, VA, General Obligation Capital Improvement, 5%, 8/01/2043	2,615,000	3,370,944
Portsmouth, VA, General Obligation Public Improvement, “A”, 5%, 2/01/2032 (Prerefunded 2/01/2023)	440,000	490,934
Portsmouth, VA, General Obligation Public Improvement, “A”, 5%, 2/01/2032	60,000	66,457
Powhatan County, VA, 5%, 1/15/2032	2,500,000	2,503,250
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	170,000	179,552
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AAC, 5.45%, 7/01/2030	380,000	389,462
Richmond, VA, Public Improvement, “A”, 5%, 3/01/2028 (Prerefunded 3/01/2023)	220,000	246,873
Richmond, VA, Public Improvement, “D”, 5%, 3/01/2032	800,000	1,091,752
Richmond, VA, Public Improvement, “D”, 5%, 3/01/2033	1,000,000	1,385,350
State of Illinois, 5%, 11/01/2027	1,655,000	1,915,696
Suffolk, VA, General Obligation, 5%, 12/01/2022	2,480,000	2,759,223
Virginia Beach, VA, Public Improvement, “B”, 5%, 4/01/2022	2,000,000	2,173,740
		$41,447,746
General Obligations - Schools – 0.5%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$70,000	$82,853
Grossmont, CA, Union High School District, “B-2”, 4%, 8/01/2043	1,405,000	1,595,462
		$1,678,315
Healthcare Revenue - Hospitals – 12.1%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	$40,000	$42,872
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	30,000	35,355
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	15,000	17,513
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 5%, 7/01/2033	2,000,000	2,505,440
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 5%, 7/01/2034	1,475,000	1,843,086
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	175,000	187,567
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	140,000	148,854

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Commonwealth of Virginia, University Health System General Rev., “A”, 4%, 7/01/2040	$2,000,000	$2,223,100
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	45,000	46,969
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 5%, 5/15/2044	2,000,000	2,233,460
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 4%, 5/15/2048	4,000,000	4,396,120
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2031	750,000	854,107
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2033	1,000,000	1,132,810
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems, Inc.), “B-2”, AGM, 5.25%, 11/01/2042	1,705,000	1,762,390
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), NATL, 6.25%, 8/15/2020	410,000	422,702
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	375,000	387,521
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	395,000	406,550
Lynchburg, VA, Economic Development Authority Rev. (Centra Health), “A”, 5%, 1/01/2047	3,000,000	3,474,150
Norfolk, VA, Economic Development Authority Health Care Facilities Rev. (Sentara Healthcare), “B”, 5%, 11/01/2036	2,875,000	3,137,315
Norfolk, VA, Economic Development Authority Hospital Facilities Refunding Rev. (Sentara Healthcare), “B”, 4%, 11/01/2048	3,000,000	3,310,050
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), 5%, 7/01/2033	2,385,000	2,426,451
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Carilion Health Systems), “B”, 5%, 7/01/2038 (Prerefunded 7/01/2020)	45,000	45,859
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Carilion Health Systems), “B”, AGM, 5%, 7/01/2038	2,955,000	2,999,266
Virginia Small Business Financing Authority, Healthcare Facility Rev. (Sentra Healthcare), 5%, 11/01/2040	4,000,000	4,046,560
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2028	600,000	715,776
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2030	400,000	473,612
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), “A”, 5%, 1/01/2044	2,000,000	2,182,200
		$41,457,655
Healthcare Revenue - Long Term Care – 3.2%
Albemarle County, VA, Economic Development Authority, Residential Care Facilities Rev. (Westminster-Canterbury Blue Ridge), “A”, 5%, 1/01/2042	$1,000,000	$1,039,400
Alexandria, VA, Industrial Development Authority, Residential Care Facilities Mortgage Rev. (Goodwin House, Inc.), 5%, 10/01/2030	1,000,000	1,138,240
Fairfax County, VA, Economic Development Authority Residential Care Facilities Rev. (Goodwin House, Inc.), 5%, 10/01/2036	1,000,000	1,118,640
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Lifespire of Virginia.), “C”, 5%, 12/01/2037	765,000	863,402
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2024	395,000	421,595
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2025	385,000	410,079
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/2048	200,800	17,570
Lexington, VA, Industrial Development Authority Residential Care Facilities Rev. (Kendal at Lexington), 4%, 1/01/2037	1,000,000	1,045,310
Lexington, VA, Industrial Development Authority Residential Care Facilities Rev. (Kendal at Lexington), “A”, 5%, 1/01/2042	1,000,000	1,077,390
Prince William County, VA, Industrial Development Authority, Residential Care Facilities Rev. (Westminster at Lake Ridge), 5%, 1/01/2037	1,000,000	1,134,150
Suffolk, VA, Economic Development Facilities First Mortgage Rev. (Lake Prince Center, Inc.), 5%, 9/01/2031	1,000,000	1,099,620
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	140,000	146,594
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	265,000	277,752
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), Unrefunded Balance, 7%, 11/01/2030	5,000	5,187
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Pinnacle Living), “C”, 5%, 6/01/2042	1,000,000	1,087,010
		$10,881,939
Industrial Revenue - Environmental Services – 0.3%
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038)	$1,000,000	$1,060,420

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – 1.5%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$3,010,000	$4,097,573
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	465,000	510,254
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	635,000	729,844
		$5,337,671
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	$100,000	$115,602
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	130,000	151,007
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	1,683,272	168
		$266,777
Miscellaneous Revenue - Other – 0.9%
Loudon County, VA, Economic Development Authority Rev. (Howard Hughes Medical Institute), Capital Appreciation, “A”, 0%, 7/01/2049	$7,500,000	$2,895,525
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	80,000	83,422
		$2,978,947
Multi-Family Housing Revenue – 2.7%
Virginia Housing Development Authority Rev., Rental Housing, “A”, 3.8%, 9/01/2044	$2,000,000	$2,128,720
Virginia Housing Development Authority Rev., Rental Housing, “D”, 3.7%, 10/01/2038	3,000,000	3,202,650
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5.1%, 1/01/2041	3,770,000	3,833,336
		$9,164,706
Parking – 1.0%
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2035	$1,250,000	$1,518,025
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2036	1,000,000	1,209,910
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2037	750,000	904,485
		$3,632,420
Port Revenue – 1.6%
Virginia Port Authority Facilities Refunding Rev., “B”, 5%, 7/01/2027	$1,500,000	$1,800,390
Virginia Port Authority Facilities Rev, “A”, 5%, 7/01/2031 (Prerefunded 7/01/2025)	3,000,000	3,567,480
		$5,367,870
Sales & Excise Tax Revenue – 2.8%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$2,095,000	$2,408,412
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	1,320,000	1,346,228
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	77,000	79,720
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	1,211,000	1,264,308
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	1,324,000	1,404,804
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	717,000	726,837
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	251,000	254,444
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	6,000	6,131
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	122,000	126,714
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	13,000	11,410
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	135,000	107,796
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	26,000	19,293
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,212,000	832,123
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,160,000	737,969
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	556,000	148,958
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	695,000	135,643
		$9,610,790
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056	$325,000	$345,228
Single Family Housing - State – 0.5%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	$1,790,000	$1,869,064

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – 11.7%
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	$1,555,000	$1,723,609
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.028% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,955,000	1,819,225
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2033	500,000	578,255
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2034	1,000,000	1,155,350
Fairfax County, VA, Redevelopment and Housing Authority Refunding Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2039	3,265,000	4,007,885
Henry County, VA, Industrial Development Authority, Public Facility Leave Rev., 4%, 11/01/2045	3,000,000	3,283,980
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 7/15/2035 (Prerefunded 7/15/2020)	1,000,000	1,025,550
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	1,165,000	1,395,029
New River Valley, VA, Regional Jail Authority Rev., 5%, 10/01/2036	3,205,000	3,823,277
Virginia College Building Authority and Educational Facilities Rev. (21st Century College and Equipment Programs), “B”, 5%, 2/01/2031	3,500,000	4,464,460
Virginia College Building Authority, Educational Facilities Rev., 5%, 2/01/2023	2,140,000	2,392,969
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 5%, 9/01/2027	3,000,000	3,187,350
Virginia Public Building Authority Facilities Rev., “A”, 4%, 8/01/2039	4,500,000	5,147,955
Virginia Public Building Authority, Public Facilities Rev., “B-3”, 4%, 8/01/2021	1,000,000	1,046,200
Virginia Public School Authority (1997 Resolution), “A”, 5%, 8/01/2030 (Prerefunded 8/01/2020)	1,000,000	1,022,800
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Financing Program), “C”, 4%, 11/01/2036	3,450,000	4,009,418
		$40,083,312
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$150,000	$148,520
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	385,000	377,885
		$526,405
Tax - Other – 1.6%
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2028	$800,000	$966,896
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	375,000	383,257
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	700,000	762,916
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	85,000	93,521
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	2,030,000	2,247,860
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	990,000	1,100,197
		$5,554,647
Tax Assessment – 0.7%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$750,000	$807,788
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045	1,000,000	1,104,690
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.15%, 3/01/2035	500,000	526,310
		$2,438,788
Tobacco – 1.3%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.75%, 6/01/2034	$275,000	$276,372
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6%, 6/01/2042	1,110,000	1,116,849
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	1,230,000	1,253,382
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,575,000	1,682,525
		$4,329,128
Toll Roads – 5.5%
Chesapeake Bay Bridge & Tunnel District First Tier General Resolution Rev., 5%, 7/01/2051	$3,000,000	$3,449,550
Metropolitan Washington D.C. Airports Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, 4%, 10/01/2044	3,000,000	3,299,760
Metropolitan Washington D.C. Airports Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	3,000,000	3,291,750
Metropolitan Washington, DC, Airports Authority Rev. Senior Lien (Dulles Toll Road), 5%, 10/01/2053	2,000,000	2,130,100
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC Project), 5%, 7/01/2034	2,500,000	2,660,600
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC Project), 5%, 7/01/2049	1,500,000	1,589,070
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	465,000	512,309
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	905,000	980,776

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – continued
Virginia Small Business Financing Authority, Senior Lien Private Activity Rev. (Transform 66 P3 Project), 5%, 12/31/2049	$1,000,000	$1,141,220
		$19,055,135
Transportation - Special Tax – 7.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	$50,000	$51,312
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	1,840,000	2,003,723
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AGC, 5.25%, 7/01/2041	1,540,000	1,735,103
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	1,995,000	2,164,096
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	1,715,000	1,907,869
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	685,000	748,102
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	570,000	615,856
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 4%, 5/15/2042	3,000,000	3,324,450
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, “A”, 4%, 5/15/2035	2,750,000	3,150,345
Virginia Port Authority Rev., 5%, 7/01/2030	1,000,000	1,175,300
Virginia Port Authority Rev., 5%, 7/01/2031	500,000	586,605
Virginia Port Authority, Port Fund Rev., 5%, 7/01/2032 (Prerefunded 7/01/2020)	1,200,000	1,223,496
Washington, DC, Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	1,560,000	1,893,637
Washington, DC, Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	1,560,000	1,888,146
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “B”, 5%, 7/01/2042	3,860,000	4,628,603
		$27,096,643
Universities - Colleges – 12.9%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 9/01/2026	$1,585,000	$1,585,380
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 11/01/2037	745,000	852,638
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 5/01/2048	2,475,000	2,773,559
Lexington, VA, Industrial Development Authority Educational Facilities Rev. (Washington and Lee Universities), “A”, 5%, 1/01/2043	1,000,000	1,215,140
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2030	615,000	625,996
Montgomery County, VA, Economic Development Authority Rev., Tax-Exempt (Virginia Tech Foundation), “A”, 4%, 6/01/2037	1,000,000	1,145,150
Montgomery County, VA, Economic Development Authority Rev., Tax-Exempt (Virginia Tech Foundation), “A”, 4%, 6/01/2038	1,750,000	1,998,133
Prince William County, VA, Industrial Development Authority Rev. (George Mason University Foundation Prince William Life Sciences Lab), 5.5%, 9/01/2034 (Prerefunded 9/01/2021)	1,000,000	1,071,350
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	445,000	449,926
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	230,000	233,556
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	595,000	675,271
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2034	1,000,000	1,200,080
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2043	2,000,000	2,337,020
University of Virginia, General Pledge Rev. (The Rector and Visitors), “B”, 5%, 9/01/2049	3,250,000	4,077,288
University of Virginia, General Rev. Pledge Refunding, 5%, 9/01/2025	3,760,000	4,003,874
University of Virginia, General Rev. Pledge Refunding, “A”, 5%, 6/01/2043	685,000	775,180
University of Virginia, General Rev. Pledge Refunding, “B”, 5%, 4/01/2046	2,500,000	3,012,250
University of Virginia, Rector and Visitors General Pledge Rev. (Multi-Year Capital Project), “A”, 4%, 8/01/2048	2,000,000	2,234,580
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “A”, 5%, 7/01/2035	1,000,000	1,083,740
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035	1,000,000	1,096,200
Virginia College Building Authority, Educational Facilities Rev. (Randolph-Macon College), 4%, 1/15/2041	1,600,000	1,737,776
Virginia College Building Authority, Educational Facilities Rev. (Richmond University), “A”, 5%, 3/01/2021	2,115,000	2,210,873
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 4/01/2037	2,180,000	2,185,014
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NATL, 5.25%, 1/01/2031	1,000,000	1,296,420
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), “A”, 5%, 1/01/2040	1,000,000	1,147,590
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	2,500,000	2,908,475
Virginia Small Business Financing Authority, Educational Facilities Rev. (Roanoke College), 5.5%, 4/01/2033	500,000	504,065
		$44,436,524
Utilities - Municipal Owned – 3.7%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	$785,000	$810,403
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040 (Prerefunded 10/01/2020)	1,250,000	1,290,450
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	805,000	609,787

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	$130,000	$98,475
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	225,000	171,000
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	280,000	212,100
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	535,000	405,263
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	60,000	60,007
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	315,000	315,057
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	5,000	5,069
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	25,000	25,570
Puerto Rico Electric Power Authority Rev., “SS”, AGC, 4.375%, 7/01/2030	30,000	30,074
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	140,000	106,050
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	430,000	325,725
Puerto Rico Electric Power Authority Rev., “UU”, AGC, 4.25%, 7/01/2027	185,000	185,381
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	340,000	370,661
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	50,000	54,606
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	35,000	38,206
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	205,000	151,700
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	225,000	171,000
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2027	2,555,000	2,847,164
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2035	2,000,000	2,370,920
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2038	2,000,000	2,209,860
		$12,864,528
Utilities - Other – 0.7%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$555,000	$588,522
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	290,000	317,051
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2024	215,000	247,955
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,140,000	1,363,657
		$2,517,185
Water & Sewer Utility Revenue – 10.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, AGC, 5%, 7/01/2028	$105,000	$107,757
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, AGC, 5.125%, 7/01/2047	265,000	272,788
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2028	1,000,000	1,087,380
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2041	3,000,000	3,623,580
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2020	60,000	61,053
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	175,000	184,153
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	295,000	343,247
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	375,000	435,038
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,045,000	1,203,506
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	620,000	634,105
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 5%, 10/01/2035	660,000	836,563
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 4%, 10/01/2037	1,350,000	1,526,634
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 4%, 10/01/2038	1,265,000	1,426,667
Henrico County, VA, Water and Sewer System Rev. , 4%, 5/01/2046	1,435,000	1,612,567
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	80,000	90,863
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	100,000	112,947
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	50,000	56,771
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	110,000	124,208
Norfolk, VA, Water Rev., 5%, 11/01/2028 (Prerefunded 5/01/2022)	985,000	1,074,221
Norfolk, VA, Water Rev., 5%, 11/01/2028	15,000	16,278
Virginia Beach, VA, Water & Sewer System Rev., 5%, 10/01/2022	1,310,000	1,449,541
Virginia Resources Authority, Infrastructure Rev. (St. Moral, VA), 5%, 11/01/2040 (Prerefunded 11/01/2020)	1,240,000	1,280,250
Virginia Resources Authority, Infrastructure Rev. (St. Moral, VA), 5%, 11/01/2040	160,000	164,789
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5%, 11/01/2025 (Prerefunded 11/01/2021)	1,540,000	1,648,354
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2025 (Prerefunded 11/01/2021) (u)	1,090,000	1,166,692

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2025 (u)	$155,000	$166,019
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2027 (Prerefunded 11/01/2021) (u)	5,590,000	5,983,312
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2027 (u)	165,000	176,730
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2028 (Prerefunded 11/01/2021) (u)	2,900,000	3,098,592
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2028 (u)	100,000	107,109
Virginia Resources Authority, Infrastructure Rev., Unrefunded Balance, 5%, 11/01/2025	55,000	58,910
Virginia Resources Authority, Water & Sewer Systems Rev. (Tukahoe Creek Project), Capital Appreciation, 0%, 11/01/2033	2,245,000	1,393,180
Virginia Resources Authority, Water & Sewer Systems Rev. (Tukahoe Creek Project), Capital Appreciation, 0%, 11/01/2034	2,250,000	1,329,930
Virginia Resources Authority, Water & Sewer Systems Rev. (Tukahoe Creek Project), Capital Appreciation, 0%, 11/01/2035	1,950,000	1,096,349
Virginia Resources Authority, Water & Sewer Systems Rev. (Tukahoe Creek Project), Capital Appreciation, 0%, 11/01/2036	1,250,000	667,563
		$34,617,646
Total Municipal Bonds		$339,368,283
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n)	$1,200,000	$350,595
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 1.7% (v)	3,208,061	$3,208,061

Other Assets, Less Liabilities – 0.2%		823,351
Net Assets – 100.0%		$343,750,290
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,208,061 and $339,718,878, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $350,595, representing 0.1% of net assets.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
Derivative Contracts at 12/31/19
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	22	$3,429,938	March – 2020	$88,993
At December 31, 2019, the fund had cash collateral of $59,400 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$339,368,283	$—	$339,368,283
U.S. Corporate Bonds	—	350,595	—	350,595
Mutual Funds	3,208,061	—	—	3,208,061
Total	$3,208,061	$339,718,878	$—	$342,926,939
Other Financial Instruments
Futures Contracts – Assets	$88,993	$—	$—	$88,993
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,084,274	$68,275,637	$69,152,048	$288	$(90)	$3,208,061

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$69,472	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2019, are as follows:
Virginia	71.7%
Puerto Rico	7.6%
Washington D.C.	6.5%
Illinois	3.3%
Guam	1.5%
New York	1.2%
Pennsylvania	1.1%
Colorado	1.0%
California	0.9%
Ohio	0.8%
Tennessee	0.8%
Massachusetts	0.6%
Alabama	0.4%
Maryland	0.4%
Texas	0.3%
Iowa	0.2%
Louisiana	0.2%
Indiana	0.1%
Michigan	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.